Revenue - Schedule of Accounts Receivable, Provision for Doubtful Accounts (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Trade accounts receivable (Opening)	$ 6.4	$ 8.7
Beginning balance	6.4
(Benefit) provision for doubtful accounts	(1.1)	(0.3)
Other		1.3
Other	2.5
Uncollectible accounts written-off	(1.0)	(3.3)
Trade accounts receivable (Closing)		6.4
Ending balance	$ 6.8	$ 6.4